Annual Fund Operating Expenses	Jul. 29, 2026
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.24%
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.07%
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.44%
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.32%